Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity, Shares Authorized		17,312,211
Temporary Equity, Par Value		$ 10.00
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A [Member]
Temporary Equity, Shares Authorized	20,737,202	20,737,202
Temporary Equity, Par Value	$ 10.00	$ 10.00
Preferred Stock, Shares Outstanding		0
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued		3,424,991
Common Stock, Shares, Outstanding		3,424,991
Common Stock Subject To Possible Redemption		17,312,211
Class B [Member]
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	5,184,300	5,184,300
Common Stock, Shares, Outstanding	5,184,300	5,184,300